Basis of Presentation - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Date of authorisation for issue of financial statements		May 17, 2022
Description of presentation currency		Canadian dollars
Impact of the net reclassification on cost of goods sold and gross margin	$ 4.1	$ 17.3	$ 18.9	$ 14.9